Note 24 - Derivative Financial Instruments - Hedge Reserve Evolution (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Statement Line Items [Line Items]
Hedge accounting reserve	$ (4,700)
Hedge accounting reserve	200	$ (4,700)
Cash flow hedges [member]
Statement Line Items [Line Items]
Hedge accounting reserve	(4,742)	2,783
Movements	4,502	(7,525)
Hedge accounting reserve	(240)	(4,742)
Foreign exchange derivatives contracts [member] | Cash flow hedges [member]
Statement Line Items [Line Items]
Hedge accounting reserve	(4,742)	2,783
Movements	4,502	(7,525)
Hedge accounting reserve	$ (240)	$ (4,742)